Investment Portfolio
(UNAUDITED) | 01.31.2020
CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS - 99.3%	Shares	Value
Aerospace & defense - 1.4%
Northrop Grumman Corp.	8,600	$ 3,221,302
United Technologies Corp.	24,400	3,664,880
Airlines - 1.3%
Delta Air Lines, Inc.	35,600	1,984,344
United Airlines Holdings, Inc.*	61,400	4,592,720
Beverages - 1.2%
Keurig Dr Pepper, Inc.	86,000	2,453,580
The Coca-Cola Co.	62,200	3,632,480
Biotechnology - 2.7%
AbbVie, Inc.	74,700	6,052,194
Amgen, Inc.	35,400	7,648,170
Commercial services & supplies - 1.0%
Copart, Inc.*	49,000	4,971,540
Communications equipment - 0.6%
Cisco Systems, Inc.	67,700	3,112,169
Consumer finance - 0.7%
Capital One Financial Corp.	36,800	3,672,640
Electronic equipment, instruments & components - 0.6%
Keysight Technologies, Inc.*	30,900	2,873,391
Entertainment - 0.6%
The Walt Disney Co.	23,100	3,194,961
Equity real estate investment trusts (REITs) - 2.4%
American Tower Corp.	32,100	7,438,854
Medical Properties Trust, Inc.	118,832	2,632,129
Omega Healthcare Investors, Inc.	46,600	1,954,870
Food & staples retailing - 1.2%
Wal-Mart, Inc.	51,600	5,907,684
Food products - 1.0%
Tyson Foods, Inc., Class A	61,900	5,114,797
Health care equipment & supplies - 1.5%
Stryker Corp.	10,400	2,191,280
The Cooper Companies, Inc.	6,180	2,143,780
Zimmer Biomet Holdings, Inc.	24,000	3,549,600
Health care providers & services - 4.2%
Centene Corp.*	63,640	3,997,228
Laboratory Corp. of America Holdings*	13,400	2,350,360
UnitedHealth Group, Inc.	54,800	14,930,260
Health care technology - 0.5%
Veeva Systems, Inc., Class A*	18,500	2,712,285
Hotels, restaurants & leisure - 2.2%
Starbucks Corp.	105,900	8,983,497
Wyndham Destinations, Inc.	41,400	2,009,142

Household durables - 1.6%
Lennar Corp., Class A	59,800	3,968,328
PulteGroup, Inc.	96,000	4,286,400
Household products - 0.9%
The Procter & Gamble Co.	37,200	4,635,864
Interactive media & services - 8.7%
Alphabet, Inc., Class A*	10,914	15,637,361
Alphabet, Inc., Class C*	10,912	15,650,318
Facebook, Inc., Class A*	64,300	12,982,813
Internet & direct marketing retail - 5.2%
Amazon.com, Inc.*	13,100	26,314,232
IT services - 14.0%
Booz Allen Hamilton Holding Corp.	33,000	2,575,320
Euronet Worldwide, Inc.*	14,800	2,333,072
Fidelity National Information Services, Inc.	43,828	6,296,331
Fiserv, Inc.*	65,600	7,780,816
FleetCor Technologies, Inc.*	9,800	3,089,254
Global Payments, Inc.	24,500	4,788,525
MasterCard, Inc., Class A	53,230	16,817,486
PayPal Holdings, Inc.*	75,800	8,632,862
Visa, Inc., Class A	95,400	18,981,738
Life sciences tools & services - 1.5%
Thermo Fisher Scientific, Inc.	24,400	7,641,836
Machinery - 1.3%
Cummins, Inc.	11,800	1,887,646
Ingersoll-Rand PLC	33,800	4,503,174
Media - 1.8%
Comcast Corp., Class A	166,300	7,182,497
Discovery, Inc., Class A*	71,308	2,086,472
Multiline retail - 1.0%
Target Corp.	46,500	5,149,410
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	123,500	7,774,325
Eli Lilly & Co.	17,300	2,415,772
Merck & Co., Inc.	89,700	7,663,968
Real estate management & development - 1.1%
CBRE Group, Inc., Class A*	90,685	5,536,319
Semiconductors & semiconductor equipment - 7.3%
Broadcom, Inc.	13,800	4,211,208
Intel Corp.	41,700	2,665,881
KLA Corp.	25,200	4,176,648
Lam Research Corp.	11,900	3,548,699
Micron Technology, Inc.*	51,600	2,739,444
NVIDIA Corp.	21,300	5,035,959
QUALCOMM, Inc.	40,100	3,420,931
Teradyne, Inc.	74,500	4,916,255
Texas Instruments, Inc.	52,700	6,358,255
Software - 15.2%
Adobe, Inc.*	24,100	8,462,474
Microsoft Corp.	275,000	46,813,250

salesforce.com, Inc.*	44,100	8,039,871
SS&C Technologies Holdings, Inc.	44,600	2,810,246
Synopsys, Inc.*	56,000	8,260,560
The Trade Desk, Inc., Class A*	11,500	3,095,570
Specialty retail - 3.9%
Advance Auto Parts, Inc.	16,800	2,213,400
AutoZone, Inc.*	3,800	4,020,248
Ross Stores, Inc.	33,100	3,713,489
The Home Depot, Inc.	43,900	10,013,590
Technology hardware, storage & peripherals - 8.5%
Apple, Inc.	140,066	43,351,828
Trading companies & distributors - 0.7%
United Rentals, Inc.*	26,800	3,636,492
Total common stocks (cost $278,793,161)		505,106,574
Total investment portfolio (cost $278,793,161) - 99.3%		505,106,574
Other assets in excess of liabilities - 0.7%		3,485,004
Total net assets - 100.0%		$ 508,591,578

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.